Expense Example - Polen 5Perspectives Growth Opportunities ETF - Polen 5Perspectives Growth Opportunities ETF	Apr. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	$ 187